Equity Based Compensation - Schedule of Non-vested Restricted Stock Grants (Parenthetical) (Detail)	9 Months Ended
Sep. 30, 2023
Performance Based Awards [Member] | 2020 Performance Grant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage	200.00%